Share-based payment plans - Black-Scholes model (Details)	12 Months Ended
Dec. 31, 2025 Y € / shares
Share-based payment plans
Return dividend	0.00%
Plan 2023 (Mar 25)
Share-based payment plans
Return dividend	0.00%
Expected volatility	66.00%
Risk-free interest rate	3.06%
Expected life | Y	4.22
Exercise price (in EUR)	€ 7.59
Stock price (in EUR)	5.38
Fair value warrant	€ 2.43
Plan 2023 (Nov 23)
Share-based payment plans
Return dividend	0.00%
Expected volatility	64.00%
Risk-free interest rate	3.19%
Expected life | Y	5.59
Exercise price (in EUR)	€ 5.09
Stock price (in EUR)	5.6
Fair value warrant	€ 3.44
Plan 2023 (Oct 23)
Share-based payment plans
Return dividend	0.00%
Expected volatility	64.00%
Risk-free interest rate	3.50%
Expected life | Y	5.59
Exercise price (in EUR)	€ 4.87
Stock price (in EUR)	5.15
Fair value warrant	€ 3.12
Plan 2015 (Sept 16)
Share-based payment plans
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	0.24%
Expected life | Y	4.3
Exercise price (in EUR)	€ 6.45
Stock price (in EUR)	6.42
Fair value warrant	€ 2.41
IPO 2015 (Nov)
Share-based payment plans
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	1.17%
Expected life | Y	5.5
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.08
Fair value warrant	€ 3.3
IPO 2014 (Nov)
Share-based payment plans
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	1.12%
Expected life | Y	5.5
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.67
Fair value warrant	€ 3.94
IPO 2014 (June)
Share-based payment plans
Return dividend	0.00%
Expected volatility	46.00%
Risk-free interest rate	1.70%
Expected life | Y	5.5
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.81
Fair value warrant	€ 3.83